Average Annual Total Returns - FidelityConvertibleSecuritiesFund-AMCIZPRO - FidelityConvertibleSecuritiesFund-AMCIZPRO - Fidelity Convertible Securities Fund	Jan. 29, 2025
Fidelity Advisor Convertible Securities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	7.07%
Past 5 years	9.38%
Past 10 years	7.49%
Fidelity Advisor Convertible Securities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.71%
Past 5 years	6.82%
Past 10 years	5.19%
Fidelity Advisor Convertible Securities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.81%
Past 5 years	6.76%
Past 10 years	5.14%
Fidelity Advisor Convertible Securities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	11.72%
Past 5 years	9.84%
Past 10 years	7.48%
Fidelity Advisor Convertible Securities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	9.31%
Past 5 years	9.61%
Past 10 years	7.45%
Fidelity Advisor Convertible Securities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	13.88%
Past 5 years	10.98%
Past 10 years	8.42%
Fidelity Advisor Convertible Securities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	14.00%
Past 5 years	11.11%
Since Inception	11.88%	[1]
ML014
Average Annual Return:
Past 1 year	11.14%
Past 5 years	9.66%
Past 10 years	9.07%
LB091
Average Annual Return:
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%

[1]	A From October 2, 2018 .